Borrowings (Interest on Debt) (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest on Debt
Cost of financing	$ 587,000,000	$ 545,000,000	$ 553,000,000
Interest expense	405,000,000	470,000,000	402,000,000
Net investment derivative activity	(3,000,000)	(11,000,000)	9,000,000
Interest capitalized	22,000,000	18,000,000	9,000,000
Total interest paid and accrued	1,011,000,000	1,022,000,000	973,000,000
Credit Agreement
Line of Credit Facility [Line Items]
Revolving lines of credit, term	5 years
Revolving lines of credit, amount	10,000,000,000
Revolving lines or credit, extended term	1 year
Lines of credit, expenses	5,400,000	5,300,000	5,000,000
Revolving lines of credit, additional amount	$ 2,000,000,000